Goodwill - Reconciliation of Goodwill by Group Segment (Details) - Goodwill - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	€ 26,841	€ 28,686
Transfer to Non-currents assets held for sale	(183)	175
Write-offs	(356)	0
Exchange rate impact and other	(554)	(2,020)
Ending balance	25,748	26,841
Others
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	102	164
Transfer to Non-currents assets held for sale	0	0
Write-offs	(6)	0
Exchange rate impact and other	(1)	(62)
Ending balance	95	102
Telefónica Spain | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,310	4,306
Transfer to Non-currents assets held for sale	0	0
Write-offs	0	0
Exchange rate impact and other	0	4
Ending balance	4,310	4,310
Telefónica Brazil | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	10,057	11,565
Transfer to Non-currents assets held for sale	0	0
Write-offs	0	0
Exchange rate impact and other	(1,066)	(1,508)
Ending balance	8,991	10,057
Telefónica Germany | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,815	4,787
Transfer to Non-currents assets held for sale	0	28
Write-offs	0	0
Exchange rate impact and other	0	0
Ending balance	4,815	4,815
Telefónica United Kingdom | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	4,648	4,824
Transfer to Non-currents assets held for sale	0	0
Write-offs	0	0
Exchange rate impact and other	(37)	(176)
Ending balance	4,611	4,648
Telefónica Hispam Norte | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,002	957
Transfer to Non-currents assets held for sale	(183)	147
Write-offs	(350)	0
Exchange rate impact and other	(5)	(102)
Ending balance	464	1,002
Telefónica Hispam Sur | Operating segments
Reconciliation of changes in intangible assets and goodwill [abstract]
Beginning balance	1,907	2,083
Transfer to Non-currents assets held for sale	0	0
Write-offs	0	0
Exchange rate impact and other	555	(176)
Ending balance	€ 2,462	€ 1,907